Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net earnings (loss)	$ 1,727,373	$ 928,219	$ (212,272)
Net earnings from discontinued operations, net of income taxes	(16,251)	(7,375)	(1,489)
Adjustments to reconcile net earnings to cash flows provided by (used in) operating activities:
Realized losses (gains) on sale of investments	(178,851)	(86,071)	27,395
Unrealized losses (gains) on investments	(1,463,168)	(925,895)	380,137
Depreciation and other amortization	59,570	34,695	32,242
Earnings from equity method investments	(238,569)	(55,910)	(42,147)
Sales and maturities of trading securities	3,792,083	5,361,936	4,706,318
Purchases of trading securities	(2,139,399)	(4,405,433)	(5,343,965)
Other non-cash items	23,242	33,857	11,857
Changes in:
Reinsurance balances recoverable on paid and unpaid losses	52,027	(316,440)	(289,295)
Funds held by reinsured companies	(192,313)	(67,636)	(215,041)
Losses and loss adjustment expenses	1,002,520	821,049	897,091
Defendant asbestos and environmental liabilities	(141,356)	(18,142)	(15,844)
Insurance and reinsurance balances payable	86,645	50,859	133,676
Premiums receivable	23,326	204,358	(165,357)
Other operating assets and liabilities	389,487	(127,622)	(44,915)
Net cash flows provided by (used in) operating activities	2,786,366	1,424,449	(141,609)
INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	0	172,482	(245,151)
Sales of subsidiaries, net of cash sold	(13,847)	0	0
Sales and maturities of available-for-sale securities	2,259,546	335,670	58,219
Purchase of available-for-sale securities	(4,180,893)	(1,826,724)	(10,385)
Purchase of other investments	(975,024)	(794,613)	(900,262)
Proceeds from other investments	594,676	581,639	434,255
Purchase of equity method investments	(33,000)	(69,213)	(155,440)
Sale of equity method investment	12,200	0	0
Other investing activities	906	(2,551)	(8,321)
Net cash flows used in investing activities	(2,335,436)	(1,603,310)	(827,085)
FINANCING ACTIVITIES:
Net proceeds from the issuance of preferred shares	0	0	495,357
Dividends on preferred shares	(35,700)	(35,914)	(12,133)
(Purchase) contribution by noncontrolling interest	0		49
(Purchase) contribution by noncontrolling interest		(47)
Contribution by redeemable noncontrolling interest	0	13,127	55,377
Contribution of capital to discontinued operations	0	(45,000)	(51,000)
Dividends paid to noncontrolling interest	(400)	(11,556)	(3,852)
Repurchase of shares	(26,006)	0	0
Receipt of loans	858,512	1,070,502	1,132,507
Repayment of loans	(679,000)	(742,574)	(914,319)
Net cash flows provided by financing activities	117,406	248,538	701,986
DISCONTINUED OPERATIONS CASH FLOWS:
Net cash flows provided by (used in) operating activities	107,644	339,067	(18,463)
Net cash flows (used in) provided by investing activities	(129,640)	(380,227)	1,331
Net cash flows provided by financing activities	0	45,000	51,000
Net cash flows from discontinued operations	(21,996)	3,840	33,868
EFFECT OF EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,800)	(324)	2,588
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	540,540	73,193	(230,252)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	971,349	901,996	1,166,116
NET CHANGE IN CASH OF BUSINESSES HELD-FOR-SALE	(138,773)	(3,840)	(33,868)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	1,373,116	971,349	901,996
Supplemental Cash Flow Information:
Income taxes paid, net of refunds	25,029	4,941	12,355
Interest paid	50,775	49,457	25,240
Reconciliation to Consolidated Balance Sheets:
Cash, cash equivalents and restricted cash	$ 1,373,116	$ 901,996	$ 1,166,116